Submission	Apr. 29, 2026
Submission [Line Items]
Central Index Key	0001827635
Registrant Name	Veradermics, Inc
Registration File Number	333-295356
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES